Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Estimated effective tax rate	28.00%	96.30%
Carry-forwards of state loss	$ 242.2	$ 225.9
Change in valuation allowance against deferred tax assets	10.3
Canadian [Member]
Carry-forwards of federal non-capital loss	111.1
U.S [Member]
Carry-forwards of federal non-capital loss	$ 217.6	$ 188.7
Federal [Member] | Maximum [Member]
Federal non-capital loss carry forward period	20 years
Non-capital loss carryforwards, expiration year	2032
Federal [Member] | Minimum [Member]
Non-capital loss carryforwards, expiration year	2028
State [Member] | Maximum [Member]
Non-capital loss carryforwards, expiration year	2032
State loss carry forward period
State [Member] | Minimum [Member]
Non-capital loss carryforwards, expiration year	2013
State loss carry forward period